Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (5,953,069)	€ (4,618,862)	€ (11,023,525)	€ (8,823,246)
Pension charges	(357,282)	(271,140)	(751,915)	(560,023)
Other social security charges	(660,711)	(371,658)	(1,245,426)	(814,788)
Share-based payments	(3,887,436)	(2,716,927)	(6,288,303)	(5,299,814)
Total	€ (10,858,498)	€ (7,978,587)	€ (19,309,169)	€ (15,497,871)